CAPITALIZED SOFTWARE COSTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2024
Intangible Asset, Finite-Lived [Line Items]
Useful life	3 years		3 years
Capitalized computer software net	$ 1,480,246	$ 1,879,461
Capitalized computer software costs		$ 399,215
Unamortized capitalized software cost	1,480,246		$ 1,163,309
Capitalized Cost, Software to be Sold, Leased, or Marketed, Amortization Expense	$ 1,480,246
Software, In-Development [Member]
Intangible Asset, Finite-Lived [Line Items]
Useful life		3 years